Taxes on Income (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Composition, net:
Net operating losses carried forward	$ 8,081	$ 6,903
Allowances, reserves and intangible assets	(25,015)	(19,108)
Capitalized software costs	(92)	(267)
Differences in measurement basis (cash basis for tax purposes)	(3,701)	(3,330)
Total	$ (20,727)	$ (15,802)	[1]

[1]	Adjustment to comparative data (See Note 4(iv)(f)).